Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Line Items]
Schedule of Handling Charge Income	Handling Charge Income:
	2024	2023	2022
Options	$28,382,630	$28,230,750	$7,847,738
Platform and trading fees	20,662,070	2,446,427	652,583
Total	$49,044,700	$30,677,177	$8,500,321

Schedule of Other Revenue

Other Revenue:

	2024	2023	2022
Data subscription income	$7,236,303	$6,756,403	$6,015,237
Co-marketing income	225,048	487,006	1,371,198
Syndicate fees	968,397	954,798	1,051,444
Lease income	1,135,608	1,102,459	127,768
Other	4,098,177	1,599,683	403,575
Total	$13,663,533	$10,900,349	$8,969,222

Equity and Option Order Flow Income [Member]
Revenue [Line Items]
Schedule of Disaggregation of Revenue

Equity and Option Order Flow Income:

	2024	2023	2022
Option order flow rebates	$135,634,071	$141,010,186	$191,783,801
Equity order flow rebates	61,435,491	51,222,529	87,197,333
Total	$197,069,562	$192,232,715	$278,981,134

Interest and Other Related Income [Member]
Revenue [Line Items]
Schedule of Disaggregation of Revenue

Interest and Other Related Income:

	2024	2023	2022
Stock lending	$26,089,934	$56,052,479	$46,311,899
Margin financing	29,962,306	23,226,972	22,162,271
Customer bank deposits	61,476,142	61,679,840	19,082,384
Corporate bank deposits	12,923,495	14,833,038	4,325,689
Total	$130,451,877	$155,792,329	$91,882,243